Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	CEMENTOS PACASMAYO SAA
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	423,868,449
Amendment Flag	false
Entity Central Index Key	0001221029
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35401
Entity Incorporation, State or Country Code	R5
Entity Address, Address Line One	Calle La Colonia 150
Entity Address, Address Line Two	Urbanización El Vivero
Entity Address, City or Town	Lima
Entity Address, Country	PE
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Tanaka, Valdivia & Asociados Sociedad Civil de Responsabilidad Limitada
Auditor Firm ID	1315
Auditor Location	Lima, Peru
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Calle La Colonia 150
Entity Address, Address Line Two	Urb. El Vivero
Entity Address, City or Town	Lima
Entity Address, Country	PE
Contact Personnel Name	Javier Durand, Esq., General Counsel
City Area Code	+51
Local Phone Number	1-317-6000
Entity Address, Postal Zip Code	00000